Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Sep. 30, 2022
Significant Accounting Policies [Abstract]
Disclosure of revision to Consolidated Income Statement

Revision to Consolidated Income Statement

	Three months ended September 30			Six months ended September 30
(EUR thousand)	2021			2021
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
Operating expenses	(23,328)	(635)	(23,963)	(90,979)	(1,387)	(92,366)
Operating (Loss) / Profit	7,883	(635)	7,248	(43,045)	(1,387)	(44,432)
(Loss) / Profit before tax	1,802	(635)	1,167	(55,589)	(1,387)	(56,976)
Income tax benefit / (expense)	4,384	112	4,496	10,322	356	10,678
(Loss) / Profit for the period	6,186	(523)	5,663	(45,267)	(1,031)	(46,298)
(Loss) / Profit attributable to:
Owners of the parent	5,753	(523)	5,230	(45,661)	(1,031)	(46,692)
Non-controlling interests	433	—	433	394	—	394
(Loss) / Profit for the period	6,186	(523)	5,663	(45,267)	(1,031)	(46,298)
			—			—
Basic and diluted (loss) / profit per ordinary share	0.03	—	0.03	(0.23)	(0.01)	(0.24)
Basic and diluted (loss) / profit per preference share	0.03	—	0.03	(0.23)	(0.01)	(0.24)

Disclosure of revision to Consolidated Statement of Comprehensive Loss

Revision to Consolidated Statement of Comprehensive Loss

	Three months ended September 30			Six months ended September 30
(EUR thousand)	2021			2021
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
			—			—
Profit / (Loss) for the period	6,186	(523)	5,663	(45,267)	(1,031)	(46,298)

Total comprehensive income / (loss) for the period	6,023	(523)	5,500	(46,845)	(1,031)	(47,876)

Attributable to:
Owners of the parent	5,636	(523)	5,113	(47,109)	(1,031)	(48,140)
Non-controlling interest	387	—	387	264	—	264
Total comprehensive income / (loss) for the period	6,023	(523)	5,500	(46,845)	(1,031)	(47,876)

Disclosure of revision to Consolidated Statement of Financial Position

Revision to Consolidated Statement of Financial Position

	As of March 31
(EUR thousand)	2022
	As previously reported	Adjustments	Revised
EQUITY AND LIABILITIES

Equity attributable to owners of the parent
Share capital	1,907		1,907
Share premium	1,634,469		1,634,469
Other equity	(10,179)		(10,179)
Other reserves	(968,793)	3,038	(965,755)
Accumulated losses	(848,929)	(3,038)	(851,967)
	(191,525)	—	(191,525)
Non-controlling interests	5,732	—	5,732

Total equity	(185,793)	—	(185,793)

Disclosure of revision to Consolidated Statement of Cash Flows

Revision to Consolidated Statement of Cash Flows

	Six months ended September 30
(EUR thousand)	2021
	As previously reported	Adjustments	Revised
Loss before tax	(55,589)	(1,387)	(56,976)
Other non-cash items	(19,553)	1,031	(18,522)
Changes in working capital	(55,315)	356	(54,959)
Net cash from / (used in) operating activities (A)	(81,507)	—	(81,507)

Disclosure of revision to Consolidated Statement of Changes in Equity

Revision to Consolidated Statement of Changes in Equity
	Six months ended September 30, 2021
	As previously reported					Adjustments					Revised
(EUR thousand)	Equity settled shared based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled shared based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled shared based payments	Accumulated losses	Equity	Non-controlling interests	Total equity
Balance as of March 31, 2021	43,871	(753,692)	(107,369)	6,779	(100,590)	—	—	—	—	—	43,871	(753,692)	(107,369)	6,779	(100,590)
Adjustment	—	—	—	—	—	1,097	(1,097)	—	—	—	1,097	(1,097)	—	—	—
Balance as of April 1, 2021	43,871	(753,692)	(107,369)	6,779	(100,590)	1,097	(1,097)	—	—	—	44,968	(754,789)	(107,369)	6,779	(100,590)
Loss for the period	—	(45,661)	(45,661)	394	(45,267)	—	(1,031)	(1,031)	—	(1,031)	—	(46,692)	(46,692)	394	(46,298)
Total comprehensive income / (loss)	—	(45,661)	(47,109)	264	(46,845)	—	(1,031)	(1,031)	—	(1,031)	—	(46,692)	(48,140)	264	(47,876)
Employee share schemes	1,200	—	1,200	—	1,200	1,031	—	1,031	—	1,031	2,231	—	2,231	—	2,231
Total contribution by and distribution to owners of the parent, recognized directly in Equity	1,200	—	1,200	—	1,200	1,031	—	1,031	—	1,031	2,231	—	2,231	—	2,231
Balance as of September 30, 2021	45,071	(799,354)	(153,279)	7,043	(146,236)	2,128	(2,128)	—	—	—	47,199	(801,482)	(153,279)	7,043	(146,236)